UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-12

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):[   ] is a restatement.
        				[   ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:		Ramsay, Stattman, Vela & Price, Inc.
Address:	2 N. Cascade Ave., Suite 810
		Colorado Springs, CO  80903

Form 13F File Number: 28-14658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frederick B. Stattman
Title:		Vice President
Phone:		(719) 473-6925

Signature, Place, and Date of Signing:

Frederick B. Stattman		Colorado Springs, Colorado 		07-25-12

Report Type (Check only one.):

[  x ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	Manager are reported in this report.)

[    ]13F NOTICE. (Check here if no holdings reported are in this report,
	And all holdings are reported by other reporting manager(s).)

[    ]13F COMBINATION REPORT. (Check here if a portion of the holdings
	For this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       51

Form 13F Information Table Value Total:       290,143
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

NONE

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                                                                 FORM 13F
                                                              13 F Holdings
                                                              June 30, 2012

                                                                                                            Voting Authority
                                                                                                      -------------------------
                                                   Value      Shares/    Sh/ Put/ Invstmt    Other
   Name of Issuer         Title of class  CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole    Shared   None
------------------------- ------------- --------- -------- ------------- --- ---- ------- ------------ -------- -------- -------

A T & T Inc.              COM           00206R102     1137         31898 SH       Sole                    15949          15949
Abbott Laboratories       COM           002824100     9188        142511 SH       Sole                    71255          71255
Aflac Inc.                COM           001055102     7063        165830 SH       Sole                    82915          82915
Automatic Data Proc.      COM           053015103     7560        135822 SH       Sole                    67911          67911
Becton Dickinson          COM           075887109     6500         86961 SH       Sole                    43480          43480
Berkshire Hathaway Cl B   COM           084670702     8996        107960 SH       Sole                    53980          53980
Caterpillar Inc.          COM           149123101      401          4720 SH       Sole                     2360           2360
Chevron Corp.             COM           166764100     3473         32916 SH       Sole                    16458          16458
Chipotle Mexican Grill    COM           169656105     2316          6096 SH       Sole                     3048           3048
Coca-Cola Co.             COM           191216100    14153        181009 SH       Sole                    90505          90505
Colgate-Palmolive Co.     COM           194162103    12166        116872 SH       Sole                    58436          58436
ConocoPhillips            COM           20825c104     2632         47100 SH       Sole                    23550          23550
Danaher Corp.             COM           235851102     9258        177774 SH       Sole                    88887          88887
Diageo plc ADR            COM           25243q205     9551         92670 SH       Sole                    46335          46335
Emerson Electric Co.      COM           291011104     8564        183846 SH       Sole                    91923          91923
Exxon Mobil Corp.         COM           30231G102    11939        139518 SH       Sole                    69759          69759
General Electric Co.      COM           369604103      798         38300 SH       Sole                    19150          19150
Illinois Tool Works       COM           452308109     7421        140301 SH       Sole                    70151          70151
International Bus. Mach   COM           459200101      626          3200 SH       Sole                     1600           1600
Johnson & Johnson         COM           478160104     9553        141395 SH       Sole                    70697          70697
MSCI EAFE iShares         COM           464287465     9026        180656 SH       Sole                    90328          90328
MSCI Emerg. Mkts.iShares  COM           464287234     4723        120680 SH       Sole                    60340          60340
McDonald's Corp.          COM           580135101    10621        119967 SH       Sole                    59984          59984
Microsoft                 COM           594918104     8059        263464 SH       Sole                   131732         131732
3M Company                COM           88579y101     7403         82622 SH       Sole                    41311          41311
Nestle S.A. ADR           COM           641069406    11052        184998 SH       Sole                    92499          92499
Nike, Inc. Cl. B          COM           654106103     8000         91140 SH       Sole                    45570          45570
Occidental Petroleum      COM           674599105      534          6230 SH       Sole                     3115           3115
PepsiCo, Inc.             COM           713448108    11381        161064 SH       Sole                    80532          80532
Philip Morris Int'l.      COM           718172109      660          7560 SH       Sole                     3780           3780
Phillips 66               COM           718546104      780         23452 SH       Sole                    11726          11726
PowerShares QQQ           COM           73935a104      726         11310 SH       Sole                     5655           5655
Procter & Gamble Co.      COM           742718109    10766        175769 SH       Sole                    87884          87884
Royal Dutch Shell Cl A    COM           780259206      438          6500 SH       Sole                     3250           3250
Russell 2000 iShares      COM           464287655    11984        150628 SH       Sole                    75314          75314
S&P MidCap 400 iShares    COM           464287507     7394         78522 SH       Sole                    39261          39261
SPDR S&P 500              COM           78462f103     4335         31854 SH       Sole                    15927          15927
Schlumberger Ltd.         COM           806857108     5410         83348 SH       Sole                    41674          41674
Select SPDR-Materials     COM           81369y100      815         23100 SH       Sole                    11550          11550
Spectranetics             COM           84760c107      868         76000 SH       Sole                    38000          38000
Stryker Corp.             COM           863667101     5066         91942 SH       Sole                    45971          45971
Target Corp.              COM           87612e106     1735         29820 SH       Sole                    14910          14910
Teva Pharmaceutical ADR   COM           881624209     4293        108851 SH       Sole                    54425          54425
Union Pacific Corp.       COM           907818108      406          3400 SH       Sole                     1700           1700
United Technologies       COM           913017109     5938         78617 SH       Sole                    39308          39308
Vanguard Info. Tech ETF   COM           92204a702      893         13000 SH       Sole                     6500          6500
Wal-Mart Stores           COM           931142103    10907        156441 SH       Sole                    78221          78221
Walgreen                  COM           931422109      970         32800 SH       Sole                    16400          16400
Waste Management          COM           94106l109      596         17850 SH       Sole                     8925          8925
Wells Fargo & Co.         COM           949746101     1300         38872 SH       Sole                    19436          19436
Yum! Brands, Inc.         COM           988498101     9769        151640 SH       Sole                    75820          75820
REPORT SUMMARY                 51 DATA RECORDS              290143            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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